UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22006

Name of Fund: BlackRock Global Equity Income Trust (BFD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Equity Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—1.9%
113,845	Commonwealth Bank of Australia	$1,934,359
761,448	Dexus Property Group (REIT)	358,522
930,331	Insurance Australia Group Ltd.	2,272,712
894,897	Macquarie Airports	1,282,761
195,800	Macquarie Infrastructure Group	195,768
84,458	National Australia Bank Ltd.	996,123
92,905	Wesfarmers Ltd.	903,109

		7,943,354

	Austria—0.1%
16,603	Voestalpine AG	320,929

	Belgium—0.0%
41,512	Anheuser-Busch InBev NV (a)	213

	Bermuda—0.3%
37,675	Covidien Ltd.	1,444,459

	Canada—3.5%
23,900	Agnico-Eagles Mines Ltd. (b)	1,276,616
82,500	Bank of Montreal (b)	2,237,003
12,100	Bank of Nova Scotia	292,768
3,700	Canadian Imperial Bank of Commerce	140,698
28,400	Canadian Natural Resources Ltd.	1,016,494
76,691	Canadian Oil Sands Trust	1,169,518
55,900	EnCana Corp. (b)	2,487,635
9,500	Manulife Financial Corp.	157,733
78,569	PAN American Silver Corp. (a)(b)	1,434,585
10,046	Penn West Energy Trust	114,203
18,300	Research In Motion Ltd. (a)	1,011,518
113,138	RioCan (REIT)	1,341,510
31,100	Royal Bank of Canada	771,255
52,200	Shaw Communications, Inc.	846,694
7,300	Toronto-Dominion Bank (The)	236,934

		14,535,164

	Denmark—0.6%
40,851	TrygVesta AS	2,420,067

	Finland—1.1%
65,366	Fortum Oyj	1,275,244
90,450	Nokia Oyj	1,108,595
126,149	Orion Oyj	2,173,595

		4,557,434

	France—3.8%
10,607	Air Liquide	771,319
26,641	Alstom S.A.	1,279,949
99,012	AXA S.A.	1,559,320
201,756	Credit Agricole S.A.	2,442,304
2,976	Electricite de France S.A.	145,041
140,009	France Telecom S.A.	3,137,453
1,620	Lafarge S.A.	74,407
7,304	Renault S.A.	140,724
29,748	Sanofi-Aventis SA	1,673,117
117,377	Societe Television Francaise 1	1,261,289
37,809	Total S.A.	1,884,183
1,386	Vallourec	135,411
53,354	Vivendi	1,374,427

		15,878,944

	Germany—3.1%
22,848	Allianz SE	1,915,670
72,402	BASF SE	2,097,410
57,078	Daimler AG	1,599,204
3,148	Deutsche Bank AG	82,024
146,531	Deutsche Lufthansa AG	1,775,972
13,868	Deutsche Post AG	173,042
67,279	Deutsche Telekom AG	811,888
3,950	E.ON AG	127,233
6,903	Metro AG	250,262
37,704	RWE AG	2,929,499
18,874	Siemens AG	1,062,827

Shares	Common Stocks	Value

	Germany—(cont’d)
4,768	Wincor Nixdorf AG	$226,315

		13,051,346

	Greece—0.6%
85,765	OPAP S.A.	2,495,158

	Hong Kong—0.8%
928,500	BOC Hong Kong Holdings Ltd.	947,187
170,616	Hang Seng Bank Ltd.	2,054,262
576,238	Pacific Basin Shipping Ltd.	295,457

		3,296,906

	Ireland—0.1%
13,439	CRH Plc	315,656
21,327	Elan Corp. Plc (a)	153,579

		469,235

	Italy—2.1%
420,930	Enel S.p.A.	2,361,059
153,073	Eni S.p.A.	3,237,672
165,983	Mediaset S.p.A.	808,067
769,837	Terna Rete Elettrica Nazionale S.p.A.	2,338,764

		8,745,562

	Japan—9.4%
48,000	Asahi Kasei Corp.	196,356
24,300	Astellas Pharma, Inc.	920,056
27,200	Canon, Inc.	742,178
36,600	Daiichi Sankyo Co. Ltd.	821,811
59,200	Daito Trust Construction Co. Ltd.	2,547,972
225,000	Daiwa Securities Group, Inc.	1,242,494
227,000	Ebara Corp.	411,427
23,200	Eisai Co. Ltd.	847,433
19,200	Fast Retailing Co. Ltd	2,421,223
6,900	FUJIFILM Holdings Corp.	150,857
71,000	Fujitsu Ltd.	319,164
90,000	Hitachi Ltd.	274,523
40,000	Honda Motor Co. Ltd.	919,276
25	Japan Real Estate Investment Corp. (REIT)	225,322
118	Japan Tobacco, Inc.	339,273
49,700	JFE Holdings, Inc.	1,235,155
17,100	Kansai Electric Power Co., Inc. (The)	468,679
47,000	Kao Corp.	1,141,511
180,000	Kobe Steel Ltd.	268,790
52,200	Komatsu Ltd.	538,898
31,600	Konami Corp.	632,234
17,000	Konica Minolta Holdings, Inc.	132,387
58,800	Marui Co. Ltd.	303,934
189,000	Mitsubishi Chemical Holdings Corp.	774,613
26,600	Mitsubishi Corp.	351,497
37,000	Mitsubishi Electric Corp.	169,816
212,718	Mitsubishi UFJ Financial Group, Inc.	1,180,015
90,000	Mitsui & Co. Ltd.	939,172
4,300	Nidec Corp.	206,568
6,800	Nintendo Co. Ltd.	2,108,101
100	Nippon Building Fund, Inc. (REIT)	1,072,838
350,500	Nippon Mining Holdings, Inc.	1,274,759
205,000	Nippon Steel Corp.	601,937
440,700	Nissan Motor Co. Ltd.	1,327,643
120,100	Nomura Holdings, Inc.	777,874
19,400	Oracle Corp.	772,140
64,200	OSG Corp.	389,808
58,100	Seven & I Holdings Co. Ltd.	1,549,344
10,500	Shin-Etsu Chemical Co. Ltd.	491,274
33,000	Shiseido Co. Ltd.	554,801
557,000	Sumitomo Metal Industries Ltd.	1,114,505
42,000	Sumitomo Metal Mining Co. Ltd.	390,952
11,300	Sumitomo Mitsui Financial Group, Inc.	447,834
30,000	Takeda Pharmaceutical Co. Ltd.	1,405,750
8,000	Tokio Marine Holdings, Inc.	211,896
186,000	TonenGeneral Sekiyu KK	1,797,094

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Japan—(cont’d)
67,000	Toyota Motor Corp.	$2,155,267

		39,166,451

	Luxembourg—0.4%
49,313	ArcelorMittal	1,103,515
16,650	Oriflame Cosmetics S.A.	393,311

		1,496,826

	Netherlands—1.7%
102,815	Aegon N.V.	537,697
3,178	Akzo Nobel N.V.	113,458
67,457	InBev N.V.	1,712,059
41,668	ING Groep N.V.	343,887
93,627	Royal KPN N.V.	1,246,219
141,901	Unilever N.V.	3,127,958

		7,081,278

	New Zealand—0.1%
147,482	Fletcher Building Ltd.	417,627

	Norway—0.1%
18,554	Norsk Hydro ASA	66,126
91,102	Petroleum Geo-Services ASA (a)	297,402
16,002	StatoilHydro ASA	275,707

		639,235

	Portugal—0.0%
52,705	Energias de Portugal S.A.	186,490

	Singapore—0.7%
401,000	ComfortDelgro Corp. Ltd.	382,219
1,035,874	Parkway Holdings Ltd.	781,426
85,000	SembCorp Industries Ltd.	126,359
920,000	Singapore Telecommunications Ltd.	1,596,903

		2,886,907

	Spain—1.4%
256,935	Banco Santander S.A.	2,079,140
491,164	Iberia Lineas Aereas de Espana	1,131,688
146,458	Telefonica S.A.	2,596,516

		5,807,344

	Sweden—1.2%
68,225	Hennes & Mauritz AB	2,632,620
235,400	Skanska AB, B Shares	2,004,590
100,100	Swedbank AB	350,866
22,411	Volvo AB, B Shares	89,344

		5,077,420

	Switzerland—3.3%
161,719	ABB Ltd. (a)	2,100,025
82,715	Credit Suisse Group AG	2,111,013
71,299	Nestle S.A.	2,464,044
49,017	Novartis AG	2,014,133
1,734	Roche Holding Ltd.	243,427
757	SGS S.A.	800,748
30,601	Swiss Reinsurance	811,874
6,574	Syngenta AG	1,271,346
2,334	Synthes, Inc.	281,123
6,607	Transocean Ltd. (a)	360,874
6,314	Zurich Financial Services AG	1,138,489

		13,597,096

	United Kingdom—8.3%
100,114	Anglo American Plc	1,800,897
18,597	AstraZeneca Plc	716,621
30,152	Aviva Plc	136,216
605,793	Barclays Plc	891,240
535,876	BP Plc	3,795,097
145,729	British American Tobacco Plc	3,995,843
173,984	BT Group Plc	263,510
33,290	Diageo Plc	446,667
320,279	Electrocomponents Plc	606,223
27,255	GKN Plc	33,236
280,721	GlaxoSmithKline Plc	4,951,057
499,957	HSBC Holdings Plc	3,879,036
12,291	Imperial Tobacco Group Plc	336,090
124,516	Lloyds TSB Group Plc	162,207

Shares	Common Stocks	Value

	United Kingdom—(cont’d)
158,519	Mondi Plc	$417,913
55,015	Royal Dutch Shell Plc	1,371,213
67,783	Royal Dutch Shell Plc, Class B	1,609,128
23,231	Severn Trent Plc	366,260
342,468	Tate & Lyle Plc	1,642,399
1,507,130	Tomkins Plc	2,567,699
243,369	United Utilities Group Plc	1,900,596
1,568,393	Vodafone Group Plc	2,913,001

		34,802,149

	United States—43.3%
59,500	3M Co.	3,200,505
76,600	Abbott Laboratories	4,246,704
89,500	Allied Capital Corp.	139,620
32,800	Allstate Corp. (The)	710,776
184,600	Altria Group, Inc. (c)	3,053,284
62,800	American International Group, Inc.	80,384
8,200	Apache Corp.	615,000
41,400	Apple, Inc. (a)	3,731,382
14,300	Applied Materials, Inc.	133,991
60,600	Arch Coal, Inc.	920,514
83,500	AT&T Inc.	2,055,770
69,300	Autodesk, Inc. (a)	1,147,608
7,900	Baker Hughes, Inc.	263,228
228,800	Bank of America Corp.	1,505,504
136,500	BB&T Corp.	2,701,335
191,900	Bristol-Myers Squibb Co. (b)	4,108,579
86,900	Carnival Corp.	1,580,711
50,600	CBS Corp., Class B	289,432
87,200	Chevron Corp.	6,149,344
132,500	Cisco Systems, Inc. (a)(b)	1,983,525
52,000	Coca-Cola Co. (The)	2,221,440
83,800	ConocoPhillips (c)	3,983,014
84,700	Consolidated Edison, Inc.	3,451,525
43,300	Corning, Inc.	437,763
11,100	Cummins, Inc. (c)	266,178
109,300	Developers Diversified Realty Corp. (REIT)	524,640
10,500	Devon Energy Corp.	646,800
15,800	Dominion Resources, Inc.	555,844
37,600	Dow Chemical Co. (The)	435,784
44,300	Duke Energy Corp.	671,145
52,900	Duke Realty Corp. (REIT)	487,209
50,000	E.I. du Pont de Nemours & Co.	1,148,000
170,600	Eastman Kodak Co.	772,818
149,900	eBay, Inc. (a)	1,801,798
63,800	Electronic Arts, Inc. (a)	985,072
43,300	Eli Lilly & Co.	1,594,306
87,700	Embarq Corp.	3,132,644
71,000	EMC Corp. (a)	783,840
54,000	Emerson Electric Co.	1,765,800
112,200	ExxonMobil Corp.	8,581,056
7,800	First Solar, Inc. (a)	1,113,840
10,700	FirstEnergy Corp.	534,893
19,700	Flowserve Corp.	1,050,207
39,000	Freeport-McMoRan Copper & Gold, Inc.	980,460
350,800	General Electric Co. (b)	4,255,204
26,600	Gilead Sciences, Inc. (a)	1,350,482
10,140	Google, Inc., Class A (a)	3,432,694
21,100	Hewlett-Packard Co.	733,225
137,100	Home Depot, Inc. (b)	2,951,763
143,100	Intel Corp. (b)	1,845,990
8,700	International Business Machines Corp.	797,355
23,300	International Paper Co.	212,496
124,400	Johnson & Johnson (b)	7,176,636
15,200	Joy Global, Inc.	316,616
121,000	JPMorgan Chase & Co.	3,086,710
111,170	Kraft Foods, Inc.	3,118,319
21,800	Lam Research Corp. (a)	440,578
155,200	Leggett & Platt, Inc. (c)	1,938,448

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	United States—(cont’d)
15,700	Lincoln National Corp.	$237,541
74,900	Linear Technology Corp.	1,754,158
185,500	Masco Corp.	1,450,610
8,200	Massey Energy Co.	124,476
128,500	Mattel, Inc. (c)	1,823,415
78,400	McDonald’s Corp.	4,548,768
20,400	Medco Health Solutions, Inc. (a)	916,572
61,300	Merck & Co., Inc.	1,750,115
102,600	Microchip Technology, Inc.	1,946,322
202,600	Microsoft Corp. (b)	3,464,460
23,300	Monsanto Co.	1,772,198
118,100	Motorola, Inc.	523,183
12,300	National Oilwell Varco, Inc. (a)	325,212
238,100	New York Community Bancorp, Inc.	3,154,825
56,000	Nucor Corp.	2,284,240
108,100	Oracle Corp. (a)	1,819,323
7,200	Peabody Energy Corp.	180,000
13,400	PepsiCo, Inc.	673,082
327,200	Pfizer, Inc. (c)	4,770,576
92,700	Procter & Gamble Co. (b)	5,052,150
18,600	Progress Energy, Inc.	720,192
21,900	Qualcomm, Inc.	756,645
59,400	Reynolds American, Inc. (c)	2,267,892
13,700	Salesforce.com, Inc. (a)	364,557
69,400	Sara Lee Corp.	696,082
29,200	Schlumberger Ltd.	1,191,652
48,183	Smith International, Inc.	1,093,754
124,100	Southern Co.	4,151,145
166,500	Spectra Energy Corp.	2,415,915
146,100	Sprint Nextel Corp. (a)	355,023
24,400	SunTrust Banks, Inc.	299,144
39,100	SYSCO Corp.	871,539
25,500	Texas Instruments, Inc.	381,225
14,400	Thermo Fisher Scientific, Inc. (a)	517,392
20,700	Travelers Cos., Inc. (The)	799,848
16,675	Tyco Electronics Ltd.	236,118
147,100	U.S. Bancorp	2,182,964
48,400	United Parcel Service, Inc., Class B	2,056,516
80,500	Verizon Communications, Inc.	2,404,535
52,700	VF Corp.	2,952,254
27,000	Wal-Mart Stores, Inc.	1,272,240
30,700	Waste Management, Inc.	957,533
124,800	Wells Fargo & Co.	2,358,720
51,800	Weyerhauser Co.	1,416,212
27,000	Wyeth	1,160,190
7,900	Yahoo! Inc. (a)	92,667

		180,742,968

	Total Long-Term Investments (Cost—$632,478,730)—87.9%	367,060,562

	Short-Term Securities

	Money Market Fund—6.6%
27,553,023	BlackRock Liquidity Funds, TempFund,1.25%(d)(e) (Cost—$27,553,023)	27,553,023

	Total Investments Before Outstanding Options Written (Cost—$660,031,753*)—94.5%	394,613,585

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.4)%
(140)	S&P 500, strike price $855, expires 02/23/09	(245,000)
(1,375)	S&P 500, strike price $875, expires 02/23/09	(1,471,250)

	Total Exchange-Traded Call Options Written	(1,716,250)

	Over-the-Counter Call Options Written—(0.1)%
(1,330)	Dow Jones Euro Stoxx, strike price 2,450 EUR, expires 02/20/09, broker Pali Ltd.	(235,004)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(400)	FTSE 100 Index, strike price 4,450 GBP, expires 02/20/09, broker Pali Ltd.	$(189,844)
(250)	Nikkei, strike price 10,000 JPY, expires 02/13/09, broker Merrill Lynch & Co.	(4,174)

	Total Over-the-Counter Call Options Written	(429,022)

	Total Options Written (Premiums Received $5,950,959)—(0.5)%	(2,145,272)

	Total Investments Net of Outstanding Options Written—94.0%	392,468,313
	Other Assets in Excess of Liabilities—6.0%	25,265,992

	Net Assets—100.0%	$417,734,305

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$663,428,691

Gross unrealized appreciation	$1,422,129
Gross unrealized depreciation	(270,237,235)

Net unrealized depreciation	$(268,815,106)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	All or a portion of a security has been pledged as collateral in connection with open financial futures contracts.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	27,553,023	$8,851

•	Financial futures contracts purchased as of January 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

274	Dow Jones Euro Stoxx	March 2009	$7,819,951	$(392,157)

114	FTSE 100 Index	March 2009	$6,780,129	(116,843)

119	Nikkei	March 2009	$5,179,384	(293,256)

663	S&P 500	March 2009	$27,265,875	(723,814)

Total				$(1,526,070)

KEY TO ABBREVIATIONS

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust

3	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Liabilities

Level 1	$224,636,488	$(3,242,320)
Level 2	169,977,097	(429,022)
Level 3	—	—

Total	$394,613,585	$(3,671,342)

**	Other financial instruments are options and futures contracts.

JANUARY 31, 2009	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Equity Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Equity Income Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Equity Income Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Equity Income Trust

Date: March 25, 2009